Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended	16 Months Ended	17 Months Ended	23 Months Ended	28 Months Ended	29 Months Ended	35 Months Ended	40 Months Ended	41 Months Ended	47 Months Ended	53 Months Ended	59 Months Ended	65 Months Ended	71 Months Ended	83 Months Ended	95 Months Ended	107 Months Ended
	May 10, 2022	Mar. 31, 2020	Oct. 03, 2016	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2017	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2018	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000218613
Account Value [Line Items]
Line Graph and Table Measure Name						Blueprint Adaptive Growth Allocation Fund - Institutional Class
Accumulated Value		$ 10,000			$ 11,430				$ 13,374			$ 11,741			$ 12,247		$ 14,827		$ 15,993
C000172452
Account Value [Line Items]
Line Graph and Table Measure Name						HVIA Equity Fund - Institutional Class
Accumulated Value			$ 25,000				$ 30,118			$ 35,300			$ 36,319			$ 47,796		$ 61,673		$ 52,659	$ 62,378	$ 77,272	$ 83,930
C000235579
Account Value [Line Items]
Line Graph and Table Measure Name						Nia Impact Solutions Fund
Accumulated Value	$ 10,000			$ 10,220				$ 10,205			$ 12,637			$ 13,978
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			13,649				17,903			15,893			18,427		23,428		27,148
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 25,000				$ 29,144			$ 34,875			$ 35,894			$ 43,768		$ 57,408		$ 50,962	$ 59,088	$ 75,122	$ 87,051
MSCI ACWI IMI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI IMI Index
Accumulated Value	$ 9,999			$ 9,905				$ 11,225			$ 13,765			$ 15,899
Morningstar Global Allocations Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Global Allocations Index
Accumulated Value		$ 10,000			$ 12,152				$ 14,330			$ 11,999			$ 12,996		$ 15,206		$ 16,820